Schedule III-Real estate and accumulated depreciation - FP Land LLC (Details 2) (FP Land LLC, predecessor business, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
FP Land LLC, predecessor business
Real estate:
Balance at beginning of year	$ 37,156	$ 27,391
Additions during period
Additions through construction of improvements	503	439
Non cash acquisitions		5,514
Acquisitions through business combinations	1,147	3,812
Balance at end of year	38,806	37,156
Accumulated depreciation:
Balance at beginning of year	302	177
Additions charged to costs and expenses	148	125
Balance at end of year	$ 450	$ 302